Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory rate - federal	21.00%	21.00%
State taxes, net of federal benefit	3.00%	5.00%
State NOL	(2.00%)	0.00%
Goodwill impairment	(9.00%)	0.00%
Other permanent differences	0.00%	(1.00%)
Change in valuation allowances	(13.00%)	(25.00%)
Total	0.00%	0.00%